Cover	Apr. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-38758
Entity Registrant Name	LUNAI BIOWORKS, INC.
Entity Central Index Key	0001527728
Entity Tax Identification Number	45-2259340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3400 Cottage Way
Entity Address, Address Line Two	Suite G2
Entity Address, Address Line Three	#3256
Entity Address, City or Town	Sacramento
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95825
City Area Code	(424)
Local Phone Number	222-9301
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	LNAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false